Derivative financial instruments, narrative (Details) - GBP (£) £ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	£ 31	£ 42
Derivative liability expsoures	225	276
Non-cash assets pledged as collateral	3	4
Cash collateral netted | Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	5	7
Derivative liability expsoures	31	43
Derivative financial assets
Disclosure of offsetting of financial assets [line items]
IFRS netting posted against derivative assets	33	44
Derivative asset exposures	230	276
Non-cash collateral	5	5
Derivative financial assets | Cash collateral netted
Disclosure of offsetting of financial assets [line items]
IFRS netting posted against derivative assets	4	5
Derivative asset exposures	£ 36	£ 43